PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya Index Plus MidCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.1%
Communication Services : 1.5%
12,628
(1)
EchoStar Corp. - Class
A
$ 964,274
0.1
58,759
(1)
Frontier
Communications
Parent, Inc.
2,194,649
0.3
92,333  Iridium
Communications, Inc.
1,612,134
0.2
7,811
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
815,859
0.1
80,782  New York Times Co.
- Class A
4,636,887
0.6
12,308
(1)
Roku, Inc.
1,232,400
0.2
11,456,203
1.5
Consumer Discretionary : 12.5%
13,573
(1)
Abercrombie & Fitch
Co. - Class A
1,161,170
0.1
204,691
ADT, Inc.
1,782,859
0.2
61,326
Aramark
2,354,918
0.3
113,542  Bath & Body Works,
Inc.
2,924,842
0.4
10,731
BorgWarner, Inc.
471,735
0.1
3,780
(1)
Burlington Stores, Inc.
962,010
0.1
32,948
(1)
CarMax, Inc.
1,478,377
0.2
1,070
(1)
Carvana Co.
403,647
0.0
42,079
(1)
Chewy, Inc. - Class A
1,702,096
0.2
25,314  Columbia Sportswear
Co.
1,323,922
0.2
23,571
(1)
Crocs, Inc.
1,969,357
0.3
10,567
(1)
Deckers Outdoor Corp.
1,071,177
0.1
2,034  Dick's Sporting Goods,
Inc.
451,995
0.1
1,556
(2)
Dillard's, Inc. - Class A
956,131
0.1
11,216
(1)
DraftKings, Inc. - Class
A
419,478
0.1
9,940
(1)
Duolingo, Inc.
3,199,090
0.4
5,470
Expedia Group, Inc.
1,169,212
0.2
21,333
(1)
Five Below, Inc.
3,300,215
0.4
37,144
Ford Motor Co.
444,242
0.1
98,905
(1)(2)
GameStop Corp.
- Class A
2,698,128
0.4
98,968
Gap, Inc.
2,116,925
0.3
101,314
Gentex Corp.
2,867,186
0.4
46,045
(1)
Goodyear Tire &
Rubber Co.
344,417
0.0
3,420  Graham Holdings Co.
- Class B
4,026,400
0.5
21,750
(1)
Grand Canyon
Education, Inc.
4,774,560
0.6
54,953
H&R Block, Inc.
2,778,973
0.4
47,224
(1)
Hilton Grand
Vacations, Inc.
1,974,435
0.3
6,106  Hyatt Hotels Corp.
- Class A
866,625
0.1
31,213
Lear Corp.
3,140,340
0.4
22,053
(1)(2)
Light & Wonder, Inc.
1,851,129
0.2
11,541
Lithia Motors, Inc.
3,646,956
0.5
151,670
Macy's, Inc.
2,719,443
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
37,948
(1)
Mattel, Inc.
$ 638,665
0.1
22,680
(1)
On Holding AG - Class
A
960,498
0.1
22,016
(1)
Planet Fitness, Inc.
- Class A
2,285,261
0.3
34,796
PVH Corp.
2,914,861
0.4
9,853
Ralph Lauren Corp.
3,089,507
0.4
7,562
(1)
Taylor Morrison Home
Corp.
499,168
0.1
5,298  Tempur Sealy
International, Inc.
446,780
0.1
13,515
Texas Roadhouse, Inc.
2,245,517
0.3
12,838
Toll Brothers, Inc.
1,773,441
0.2
14,628
(1)
TopBuild Corp.
5,717,500
0.8
62,695
Travel + Leisure Co.
3,729,726
0.5
723
(1)
Ulta Beauty, Inc.
395,300
0.0
43,258
VF Corp.
624,213
0.1
29,742
Visteon Corp.
3,564,876
0.5
139,679
Wendy's Co.
1,279,460
0.2
3,926
Wingstop, Inc.
988,096
0.1
7,367  Wyndham Hotels &
Resorts, Inc.
588,623
0.1
3,885
Wynn Resorts Ltd.
498,329
0.1
93,591,811
12.5
Consumer Staples : 4.4%
77,360
(1)
BellRing Brands, Inc.
2,812,036
0.4
4,367
(1)
Boston Beer Co., Inc.
- Class A
923,271
0.1
2,841  Casey's General
Stores, Inc.
1,606,074
0.2
12,858
(1)
Celsius Holdings, Inc.
739,207
0.1
30,924  Coca-Cola
Consolidated, Inc.
3,623,056
0.5
50,383
(1)
Darling Ingredients,
Inc.
1,555,323
0.2
35,843
Ingredion, Inc.
4,376,789
0.6
2,107  Lancaster Colony
Corp.
364,069
0.0
45,457
(1)
Maplebear, Inc.
1,670,999
0.2
21,330
(1)
Performance Food
Group Co.
2,219,173
0.3
21,591
(1)
Post Holdings, Inc.
2,320,601
0.3
25,343
(1)
Sprouts Farmers
Market, Inc.
2,757,318
0.4
103,271
(1)
US Foods Holding
Corp.
7,912,624
1.1
32,880,540
4.4
Energy : 3.8%
129,454
(1)
Antero Resources
Corp.
4,344,476
0.6
16,371  Chesapeake Energy
Corp.
1,739,255
0.2
3,507
Chord Energy Corp.
348,491
0.0
15,738
(1)
CNX Resources Corp.
505,505
0.1
18,917
Coterra Energy, Inc.
447,387
0.1
47,109
Devon Energy Corp.
1,651,641
0.2
41,068
DT Midstream, Inc.
4,643,148
0.6
7,061
EQT Corp.
384,330
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
71,300
HF Sinclair Corp.
$ 3,731,842
0.5
6,979
ONEOK, Inc.
509,258
0.1
26,654  Permian Resources
Corp.
341,171
0.0
120,579  Range Resources
Corp.
4,538,594
0.6
63,861
TechnipFMC PLC
2,519,316
0.3
37,960  Weatherford
International PLC
2,597,603
0.4
28,302,017
3.8
Financials : 16.2%
3,082  Affiliated Managers
Group, Inc.
734,841
0.1
4,648  Ameriprise Financial,
Inc.
2,283,330
0.3
4,361
Assurant, Inc.
944,593
0.1
23,860  Axis Capital Holdings
Ltd.
2,285,788
0.3
85,700
Blue Owl Capital, Inc.
1,450,901
0.2
6,605
(1)
Brighthouse Financial,
Inc.
350,593
0.0
122,154
Cadence Bank
4,585,661
0.6
5,576
Carlyle Group, Inc.
349,615
0.0
71,600  Commerce
Bancshares, Inc.
4,278,816
0.6
3,448  East West Bancorp,
Inc.
367,040
0.1
141,229  Equitable Holdings,
Inc.
7,171,609
1.0
39,474
Essent Group Ltd.
2,508,967
0.3
34,861
(1)
Euronet Worldwide,
Inc.
3,061,144
0.4
18,497  Evercore, Inc. - Class
A
6,239,408
0.8
57,219
F.N.B. Corp.
921,798
0.1
6,606  Fidelity National
Financial, Inc.
399,597
0.1
12,962
Globe Life, Inc.
1,853,177
0.2
80,410  Hancock Whitney
Corp.
5,034,470
0.7
17,605  Hanover Insurance
Group, Inc.
3,197,596
0.4
20,009  Hartford Financial
Services Group, Inc.
2,669,001
0.4
45,212  Interactive Brokers
Group, Inc. - Class A
3,111,038
0.4
46,360
Kemper Corp.
2,389,858
0.3
15,491
Lazard, Inc.
817,615
0.1
28,621
Loews Corp.
2,873,262
0.4
3,085  LPL Financial
Holdings, Inc.
1,026,349
0.1
9,644
Morningstar, Inc.
2,237,504
0.3
2,324
MSCI, Inc.
1,318,661
0.2
4,193
Northern Trust Corp.
564,378
0.1
35,382  Old Republic
International Corp.
1,502,674
0.2
40,274  OneMain Holdings,
Inc.
2,273,870
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
18,584  Pinnacle Financial
Partners, Inc.
$ 1,742,993
0.2
27,850
Popular, Inc.
3,537,229
0.5
6,807
Primerica, Inc.
1,889,555
0.3
56,750  Prosperity Bancshares,
Inc.
3,765,363
0.5
3,991  Reinsurance Group of
America, Inc.
766,791
0.1
4,225  RenaissanceRe
Holdings Ltd.
1,072,854
0.1
195,965
Rithm Capital Corp.
2,232,041
0.3
22,093  Ryan Specialty
Holdings, Inc.
1,245,161
0.2
15,153
(1)(2)
Shift4 Payments, Inc.
- Class A
1,172,842
0.2
133,502
SLM Corp.
3,695,335
0.5
55,520
Southstate Bank Corp.
5,489,262
0.7
3,472
Stifel Financial Corp.
393,968
0.1
50,670
Synchrony Financial
3,600,104
0.5
33,785  Synovus Financial
Corp.
1,658,168
0.2
35,953
(1)
Texas Capital
Bancshares, Inc.
3,039,107
0.4
20,430
(1)
Toast, Inc. - Class A
745,899
0.1
13,423  Tradeweb Markets,
Inc. - Class A
1,489,685
0.2
79,321
Unum Group
6,169,587
0.8
31,626  Western Alliance
Bancorp
2,742,607
0.4
101,986
Zions Bancorp NA
5,770,368
0.8
121,022,073
16.2
Health Care : 8.7%
2,502
(1)
Alnylam
Pharmaceuticals, Inc.
1,140,912
0.2
21,249
(1)
Apellis
Pharmaceuticals, Inc.
480,865
0.1
42,486
(1)
BioMarin
Pharmaceutical, Inc.
2,301,042
0.3
11,698
Cardinal Health, Inc.
1,836,118
0.2
10,551
(1)
Centene Corp.
376,460
0.0
60,738
(1)
Doximity, Inc. - Class A
4,442,985
0.6
19,178
(1)
Elanco Animal Health,
Inc.
386,245
0.1
104,743
(1)
Exelixis, Inc.
4,325,886
0.6
17,676
(1)
Globus Medical, Inc.
- Class A
1,012,304
0.1
28,224
(1)
Haemonetics Corp.
1,375,638
0.2
17,223
(1)
Halozyme
Therapeutics, Inc.
1,263,135
0.2
18,343
(1)
HealthEquity, Inc.
1,738,366
0.2
34,429
(1)
Hims & Hers Health,
Inc.
1,952,813
0.3
41,902
(1)
Illumina, Inc.
3,979,433
0.5
22,909
(1)
Incyte Corp.
1,942,912
0.3
9,040
(1)
Inspire Medical
Systems, Inc.
670,768
0.1
3,728
(1)
Insulet Corp.
1,150,945
0.2
6,186
(1)
IQVIA Holdings, Inc.
1,174,969
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
30,190
(1)
Jazz Pharmaceuticals
PLC
$ 3,979,042
0.5
31,564
(1)
Lantheus Holdings,
Inc.
1,618,918
0.2
49,696
(1)
LivaNova PLC
2,603,076
0.3
4,968
(1)
Medpace Holdings,
Inc.
2,554,347
0.3
7,693
(1)
Natera, Inc.
1,238,342
0.2
35,885
(1)
Neurocrine
Biosciences, Inc.
5,037,536
0.7
9,837
(1)
Penumbra, Inc.
2,491,909
0.3
39,689
(1)
Sarepta Therapeutics,
Inc.
764,807
0.1
29,077
(1)
Tenet Healthcare Corp.
5,903,794
0.8
12,757
(1)
United Therapeutics
Corp.
5,347,862
0.7
5,616
(1)
Veeva Systems, Inc.
- Class A
1,673,062
0.2
64,764,491
8.7
Industrials : 22.8%
16,893
Acuity Brands, Inc.
5,817,780
0.8
53,376
AECOM
6,963,967
0.9
1,754
(1)
AeroVironment, Inc.
552,317
0.1
6,890
(1)
Alaska Air Group, Inc.
342,984
0.0
6,273  Allison Transmission
Holdings, Inc.
532,452
0.1
104,683
(1)(2)
American Airlines
Group, Inc.
1,176,637
0.2
4,568
AMETEK, Inc.
858,784
0.1
86,509
(1)
API Group Corp.
2,973,314
0.4
21,620  Applied Industrial
Technologies, Inc.
5,643,901
0.8
27,978
(1)
ATI, Inc.
2,275,731
0.3
3,441  BWX Technologies,
Inc.
634,417
0.1
9,930
Carlisle Cos., Inc.
3,266,573
0.4
10,372
(1)
Chart Industries, Inc.
2,075,956
0.3
234,920
(1)
Clarivate PLC
899,744
0.1
10,451
(1)
Clean Harbors, Inc.
2,426,931
0.3
264,245
CNH Industrial NV
2,867,058
0.4
3,787  Comfort Systems USA,
Inc.
3,124,957
0.4
15,887
Concentrix Corp.
733,185
0.1
96,288
(1)
Core & Main, Inc.
- Class A
5,183,183
0.7
16,112
Curtiss-Wright Corp.
8,747,849
1.2
33,859
Delta Air Lines, Inc.
1,921,498
0.3
73,408
Donaldson Co., Inc.
6,008,445
0.8
4,141
EMCOR Group, Inc.
2,689,745
0.4
50,406
(1)
ExlService Holdings,
Inc.
2,219,376
0.3
73,911
Flowserve Corp.
3,927,631
0.5
32,464
(1)
Fluor Corp.
1,365,761
0.2
56,174
Fortive Corp.
2,751,964
0.4
17,011
(1)
Gates Industrial Corp.
PLC
422,213
0.1
51,582
Genpact Ltd.
2,160,770
0.3
36,784
Graco, Inc.
3,125,169
0.4
56,989
Hexcel Corp.
3,573,210
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
33,345
Ingersoll Rand, Inc.
$ 2,754,964
0.4
25,548
ITT, Inc.
4,566,960
0.6
40,178
(1)
Kirby Corp.
3,352,854
0.4
4,310
(1)
Kratos Defense &
Security Solutions, Inc.
393,805
0.0
13,335
Leidos Holdings, Inc.
2,519,782
0.3
1,486  Lincoln Electric
Holdings, Inc.
350,443
0.0
88,663
(1)
Lyft, Inc. - Class A
1,951,473
0.3
22,558
(1)
MasTec, Inc.
4,800,568
0.6
15,794
MSA Safety, Inc.
2,717,674
0.4
6,439  MSC Industrial Direct
Co., Inc. - Class A
593,289
0.1
54,431
(1)
Nextracker, Inc. - Class
A
4,027,350
0.5
62,432
nVent Electric PLC
6,158,292
0.8
17,807
Oshkosh Corp.
2,309,568
0.3
13,104
Owens Corning
1,853,692
0.2
4,544
(1)
Parsons Corp.
376,788
0.0
13,453
(1)
Paylocity Holding
Corp.
2,142,659
0.3
9,548
Pentair PLC
1,057,536
0.1
13,614
RB Global, Inc.
1,475,213
0.2
28,238
Regal Rexnord Corp.
4,050,459
0.5
30,294
Ryder System, Inc.
5,714,660
0.8
4,572
(1)
Saia, Inc.
1,368,674
0.2
69,164  Schneider National,
Inc. - Class B
1,463,510
0.2
52,228  Sensata Technologies
Holding PLC
1,595,565
0.2
27,792  SS&C Technologies
Holdings, Inc.
2,466,818
0.3
22,198
Terex Corp.
1,138,757
0.1
40,482
TransUnion
3,391,582
0.5
25,064
(1)
U-Haul Holding Co.
1,430,403
0.2
21,785
(1)
United Airlines
Holdings, Inc.
2,102,253
0.3
14,551  Vertiv Holdings Co.
- Class A
2,195,164
0.3
20,625  Watts Water
Technologies, Inc.
- Class A
5,760,150
0.8
25,884  WESCO International,
Inc.
5,474,466
0.7
4,695  Westinghouse Air
Brake Technologies
Corp.
941,207
0.1
1,866
Woodward, Inc.
471,557
0.1
3,241
(1)
XPO, Inc.
418,964
0.1
170,650,601
22.8
Information Technology : 12.7%
10,379
(1)
Arrow Electronics, Inc.
1,255,859
0.2
68,558
Avnet, Inc.
3,584,212
0.5
29,721
(1)
BILL Holdings, Inc.
1,574,321
0.2
48,860
(1)
Ciena Corp.
7,117,436
1.0
26,832
(1)
Cirrus Logic, Inc.
3,361,781
0.5
26,022
(1)
Coherent Corp.
2,803,090
0.4
5,023
(1)
CommVault Systems,
Inc.
948,242
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
7,284
(1)
Datadog, Inc. - Class A
$ 1,037,242
0.1
53,020
(1)
DocuSign, Inc.
3,822,212
0.5
45,506
(1)
Dropbox, Inc. - Class A
1,374,736
0.2
79,241
(1)
DXC Technology Co.
1,080,055
0.1
101,345
(1)
Dynatrace, Inc.
4,910,165
0.7
4,263
(1)
Elastic NV
360,181
0.0
4,005
Entegris, Inc.
370,302
0.0
10,352
(1)
F5, Inc.
3,345,663
0.4
8,864
(1)
Fabrinet
3,231,992
0.4
123,233
(1)
Flex Ltd.
7,143,817
1.0
12,068
(1)
Guidewire Software,
Inc.
2,773,950
0.4
47,124  Hewlett Packard
Enterprise Co.
1,157,365
0.2
2,046
(1)
HubSpot, Inc.
957,119
0.1
115,763
(1)
Kyndryl Holdings, Inc.
3,476,363
0.5
5,696
(1)
Lattice Semiconductor
Corp.
417,631
0.1
2,886
(1)
MACOM Technology
Solutions Holdings,
Inc.
359,278
0.0
11,096
(1)
Manhattan Associates,
Inc.
2,274,458
0.3
2,968
MKS Instruments, Inc.
367,349
0.0
426  Monolithic Power
Systems, Inc.
392,193
0.1
19,056
NetApp, Inc.
2,257,374
0.3
86,397
(1)
Nutanix, Inc. - Class A
6,427,073
0.9
27,886
(1)
Okta, Inc.
2,557,146
0.3
112,007
(1)
Pure Storage, Inc.
- Class A
9,387,307
1.3
57,377
(1)
Rambus, Inc.
5,978,683
0.8
22,814
(1)
Samsara, Inc. - Class
A
849,821
0.1
14,847
(1)
Silicon Laboratories,
Inc.
1,946,887
0.3
5,184
(1)
Synaptics, Inc.
354,275
0.0
18,449
TD SYNNEX Corp.
3,021,024
0.4
19,463
(1)
Twilio, Inc. - Class A
1,948,052
0.3
4,320
(1)
Zoom Video
Communications, Inc.
- Class A
356,400
0.0
94,581,054
12.7
Materials : 5.0%
38,030
Alcoa Corp.
1,250,807
0.2
32,649
AptarGroup, Inc.
4,363,865
0.6
7,049
Ashland, Inc.
337,718
0.0
18,025
Avient Corp.
593,924
0.1
107,392
(1)
Axalta Coating
Systems Ltd.
3,073,559
0.4
19,709  Carpenter Technology
Corp.
4,839,348
0.6
47,101  Commercial Metals
Co.
2,697,945
0.4
24,652  DuPont de Nemours,
Inc.
1,920,391
0.3
74,510
Element Solutions, Inc.
1,875,417
0.2
16,479
(1)
MP Materials Corp.
1,105,247
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,898  Reliance Steel &
Aluminum Co.
$ 533,015
0.1
32,794
Royal Gold, Inc.
6,577,820
0.9
55,182
RPM International, Inc.
6,504,854
0.9
42,221
Sonoco Products Co.
1,819,303
0.2
37,493,213
5.0
Real Estate : 7.1%
11,077
Agree Realty Corp.
786,910
0.1
10,465  American Homes 4
Rent - Class A
347,961
0.0
4,815
Boston Properties, Inc.
357,947
0.1
199,265  Brixmor Property
Group, Inc.
5,515,655
0.7
4,193
(1)
CBRE Group, Inc.
- Class A
660,649
0.1
137,915  COPT Defense
Properties
4,007,810
0.5
118,939  Cousins Properties,
Inc.
3,442,095
0.5
22,881
CubeSmart
930,342
0.1
8,441  Digital Realty Trust,
Inc.
1,459,280
0.2
64,236
EPR Properties
3,726,330
0.5
78,336  First Industrial Realty
Trust, Inc.
4,031,954
0.5
124,388  Gaming and Leisure
Properties, Inc.
5,797,725
0.8
38,586  Host Hotels & Resorts,
Inc.
656,734
0.1
21,008
(1)
Jones Lang LaSalle,
Inc.
6,266,266
0.8
18,445  Lamar Advertising Co.
- Class A
2,258,037
0.3
119,044  National Retail
Properties, Inc.
5,067,703
0.7
205,490  Sabra Health Care
REIT, Inc.
3,830,334
0.5
10,200  Simon Property Group,
Inc.
1,914,234
0.3
47,966
STAG Industrial, Inc.
1,692,720
0.2
5,779
WP Carey, Inc.
390,487
0.1
53,141,173
7.1
Utilities : 3.4%
54,186
Black Hills Corp.
3,337,316
0.4
27,408
Edison International
1,515,114
0.2
51,945
National Fuel Gas Co.
4,798,160
0.6
14,746
NorthWestern Corp.
864,263
0.1
59,530
OGE Energy Corp.
2,754,453
0.4
34,625
ONE Gas, Inc.
2,802,547
0.4
80,763
PG&E Corp.
1,217,906
0.2
52,161  Portland General
Electric Co.
2,295,084
0.3
8,331
Spire, Inc.
679,143
0.1
4,682
(1)
Talen Energy Corp.
1,991,629
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
86,487
UGI Corp.
$ 2,876,558
0.4
25,132,173
3.4
Total Common Stock
(Cost $666,983,794)
733,015,349
98.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.6%
Repurchase Agreements : 0.7%
1,351,213
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,351,369,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,378,254, due
08/27/27-09/01/55)
1,351,213
0.2
1,351,213
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,351,369,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,378,237, due
08/01/32-06/01/64)
1,351,213
0.2
57,153
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$57,160, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $58,296, due
07/15/26-08/15/54)
57,153
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
107,674
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $107,686,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $109,827, due
12/31/31-05/31/32)
$ 107,674
0.0
148,866
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $148,883,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $151,843, due
11/18/25-08/15/55)
148,866
0.0
47,914
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$47,920, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $48,872, due
10/23/25-08/15/55)
47,914
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,000,118,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,018,129, due
10/15/26-02/15/54)
$ 1,000,000
0.1
1,060,574
(3)
TD Securities (USA)
LLC, Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,060,696,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,081,785, due
08/01/42-09/01/55)
1,060,574
0.2
Total Repurchase
Agreements
(Cost $5,124,607)
5,124,607
0.7
Time Deposits : 0.1%
130,000
(3)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 130,000
0.0
120,000
(3)
DZ Bank AG,
4.080
%,
10/01/2025 120,000
0.0
120,000
(3)
HSBC Bank PLC,
4.130
%,
10/01/2025 120,000
0.0
130,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 130,000
0.0
130,000
(3)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 130,000
0.1
130,000
(3)
Royal Bank of Canada,
4.140
%,
10/01/2025 130,000
0.0
130,000
(3)
Societe Generale S.A.,
4.090
%,
10/01/2025 130,000
0.0
Total Time Deposits
(Cost $890,000)
890,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.8%
13,302,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $13,302,000) $ 13,302,000 1.8
Total Short-Term
Investments
(Cost $19,316,607)
$ 19,316,607
2.6
Total Investments in
Securities
(Cost $686,300,401) $ 752,331,956 100.7
Liabilities in Excess
of Other Assets (5,026,633) (0.7)
Net Assets $ 747,305,323 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 733,015,349 $ — $ — $ 733,015,349
Short-Term Investments 13,302,000 6,014,607 — 19,316,607
Total Investments, at fair value $ 746,317,349 $ 6,014,607 $ — $ 752,331,956
Liabilities Table
Other Financial Instruments+
Futures $ (8,484) $ — $ — $ (8,484)
Total Liabilities $ (8,484) $ — $ — $ (8,484)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 38 12/19/25 $ 12,487,560 $ (8,484)
$ 12,487,560 $ (8,484)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 103,265,064
Gross Unrealized Depreciation (37,233,509)
Net Unrealized Appreciation $ 66,031,555